INVENTORIES - Schedule of changes in the adjustment to net realisable value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Line Items]
Balance at January 1	$ 55,724
Balance at December 31	64,902	$ 55,724
Adjustment for Net Realisable Value
Inventories [Line Items]
Balance at January 1	(8,663)	(4,276)
Addition to impairment	(6,193)	(7,608)
Release of impairment	538	15
Usage of impairment	2,522	2,749
Currency translation	(1,263)	457
Balance at December 31	$ (13,060)	$ (8,663)